Debt - Additional Information (Detail) (USD $)	3 Months Ended		6 Months Ended		12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Jun. 30, 2014	Jun. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Oct. 22, 2013	Oct. 31, 2012	Nov. 30, 2012
Schedule Of Debt [Line Items]
Effective interest rate of liability component of Convertible Notes includes the amortization of discount and debt issuance costs	5.90%	10.34%			5.90%	10.34%
Total Debt, Weighted-Average Stated Interest Rate
Loss on extinguishment	$ (12,500,000)	$ (48,600,000)			$ (12,489,000)	$ (48,579,000)	$ 95,000
Proceeds from Senior Notes			0	1,012,713,000	3,106,263,000	957,037,000	720,700,000
Conversion rate for convertible debt					17.0068
Principal amount of convertible notes for conversion					1,000
Convertible conversion price	$ 58.80				$ 58.80
Premium percentage over share price					40.00%
Common stock offering price due to debt conversion								$ 42.00
Proceeds from Convertible Notes						280,400,000
Repayment and termination amount of debt outstanding			8,893,000	39,124,000	362,931,000	75,292,000	24,277,000
Deferred tax liability	27,969,000	32,384,000			27,969,000	32,384,000
Additional paid-in capital						48,697,000
Revolving Credit Facility [Member]
Schedule Of Debt [Line Items]
Aggregate principal amount of unsecured senior notes	90,000,000				90,000,000
Outstanding line of credit facility	125,000,000				125,000,000
Amortized discount on debt						11,700,000
Line of credit facility sub limit	25,000,000				25,000,000
Line of credit, outstanding	300,000				300,000
Line of credit remaining borrowing capacity	124,700,000				124,700,000
Revolving credit percentage					0.50%
2011 Second Lien Term Loan [Member]
Schedule Of Debt [Line Items]
Total Debt, Weighted-Average Stated Interest Rate	12.50%				12.50%
2013 Secured Credit Facility [Member]
Schedule Of Debt [Line Items]
Issue discount on term loan	23,000,000				23,000,000
Term Loan [Member]
Schedule Of Debt [Line Items]
Aggregate principal amount of unsecured senior notes	1,500,000,000				1,500,000,000
Debt instrument maturity date					Dec. 18, 2020
Interest Rate Spread					3.75%
Term Loan [Member] | 2011 Second Lien Term Loan [Member]
Schedule Of Debt [Line Items]
Aggregate principal amount of unsecured senior notes									265,000,000
Loss on extinguishment						43,400,000
Repayment and termination amount of debt outstanding						265,000,000
Term Loan [Member] | 2011 First lien term loan [Member]
Schedule Of Debt [Line Items]
Aggregate principal amount of unsecured senior notes	700,000,000				700,000,000					500,000,000
Loss on extinguishment						5,200,000
Term Loan [Member] | 2011 First lien term loan [Member] | Revolving Credit Facility [Member]
Schedule Of Debt [Line Items]
Debt issuance cost						14,300,000
Term Loan [Member] | 2013 Term Loan [Member]
Schedule Of Debt [Line Items]
Total Debt, Weighted-Average Stated Interest Rate	4.75%				4.75%
Aggregate principal amount of unsecured senior notes	1,075,000,000				1,075,000,000
Debt issuance cost					5,400,000
General and administrative expenses					6,400,000
Term Loan [Member] | 2012 Term Loan [Member]
Schedule Of Debt [Line Items]
Total Debt, Weighted-Average Stated Interest Rate		5.75%				5.75%
Loss on extinguishment					12,500,000
4.5% Convertible Senior Subordinated Notes [Member]
Schedule Of Debt [Line Items]
Effective interest rate of liability component of Convertible Notes includes the amortization of discount and debt issuance costs	10.60%	10.60%			10.60%	10.60%
Total Debt, Weighted-Average Stated Interest Rate	4.50%	4.50%			4.50%	4.50%
Aggregate principal amount of unsecured senior notes	290,000,000				290,000,000				290,000,000
Debt instrument stated interest rate	4.50%				4.50%				4.50%
Debt issuance cost					6,800,000
Amortized discount on debt					8,800,000	1,600,000
Interest rate terms					The Convertible Notes will pay interest semi-annually on May 1 and November 1, commencing on May 1, 2013, at a rate of 4.50% per year
Debt instrument maturity date					Nov. 01, 2019
Discount on issuance of debt	84,500,000				84,500,000
Additional paid-in capital, issuance cost					2,700,000
Interest expense					22,400,000	4,200,000
Unamortized discount on debt	74,100,000				74,100,000
Debt discount amortization period					5 years 9 months 18 days
Senior Notes [Member]
Schedule Of Debt [Line Items]
Total Debt, Weighted-Average Stated Interest Rate	7.875%				7.875%
Aggregate principal amount of unsecured senior notes	575,000,000				575,000,000
Debt instrument stated interest rate	7.875%				7.875%
Interest rate terms					The Senior Notes pay interest semi-annually on June 15 and December 15, commencing on June 15, 2014, at a rate of 7.875% per year
Debt instrument maturity date					Dec. 15, 2021
Proceeds from Senior Notes					561,300,000
Master Repurchase Agreements [Member]
Schedule Of Debt [Line Items]
Total Debt, Weighted-Average Stated Interest Rate	2.85%	4.26%			2.85%	4.26%
Outstanding line of credit facility	2,300,000,000				2,300,000,000
Interest rate terms					The interest rates on the facilities are primarily based on London Interbank Offered Rates, or LIBOR, plus between 2.25% and 3.50%
Debt instrument maturity date					Sep. 30, 2014
Residential loans pledged as collateral	$ 1,100,000,000				$ 1,100,000,000
Master Repurchase Agreements [Member] | Minimum [Member]
Schedule Of Debt [Line Items]
Interest Rate Spread					2.25%
Master Repurchase Agreements [Member] | Maximum [Member]
Schedule Of Debt [Line Items]
Interest Rate Spread					3.50%